CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		45 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2015	Jan. 31, 2014	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2014
REVENUES	$ 1,373,884	$ 0	$ 1,373,884	$ 0	$ 0	$ 0	$ 0
COST OF REVENUES	1,248,715	0	1,248,715	0
GROSS PROFIT	125,169	0	125,169	0
OPERATING EXPENSES
General and administrative	104,099	37,007	331,157	82,380
Business development expenses	13,118,270	0	13,118,270	0
Total Operating Expenses	13,222,369	37,007	13,449,427	82,380	167,465	44,796	230,577
LOSS FROM OPERATIONS	(13,097,200)	(37,007)	(13,324,258)	(82,380)	(167,465)	(44,796)	(230,577)
OTHER INCOME
Interest income	263	0	1,234	0	1,806	0	1,806
Other income	62	0	4,396	0
Total Other Income	325	0	5,630	0	1,806	0	1,806
LOSS BEFORE PROVISION FOR INCOME TAXES	(13,096,875)	(37,007)	(13,318,628)	(82,380)	(165,659)	(44,796)	(228,771)
PROVISION FOR INCOME TAXES	0	0	0	0	0	0	0
NET LOSS	$ (13,096,875)	$ (37,007)	$ (13,318,628)	$ (82,380)	$ (165,659)	$ (44,796)	$ (228,771)
Loss per common share	$ (0.01)		$ (0.01)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES	959,929,747	953,830,000	956,709,282	943,106,087	945,720,959	904,500,000